Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal statutory rate of 21%	21.00%
Starry, Inc [Member]
Federal statutory rate of 21%	21.00%	21.00%
State taxes	9.00%	6.80%
Research & development credits	0.50%	1.00%
Other	(0.50%)	(1.00%)
Change in valuation allowance	(30.00%)	(27.80%)
Effective tax rate	0.00%	0.00%